OTHER GAINS AND LOSSES—NET	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
OTHER GAINS AND LOSSES—NET
NOTE 5 - OTHER GAINS AND LOSSES - NET

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2022	2021	2022	2021
Realized gains on derivatives (A)		8	31	62	45
Unrealized (losses) / gains on derivatives at fair value through profit and loss - net (A)		(141)	17	(85)	45
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	4	(2)	(1)	(1)	1
Restructuring costs (B)		—	(2)	—	(3)
Losses on pension plan amendments		—	(2)	—	(2)
Losses on disposal		—	—	(1)	—
Other		1	1	1	1
Total other gains and losses - net		(134)	44	(24)	87
(A)Realized and unrealized gains and losses are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currencies and commodity prices, and that do not qualify for hedge accounting.
(B)For the three and six months ended June 30, 2021, restructuring costs amounted to €2 million and €3 million, respectively, and related to headcount reductions in Europe and in the U.S.